Document and Entity Information	6 Months Ended
Jun. 30, 2012
Document Type	6-K
Amendment Flag	false
Document Period End Date	Jun 30, 2012
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	Q2
Trading Symbol	TGH
Entity Registrant Name	TEXTAINER GROUP HOLDINGS LTD
Entity Central Index Key	0001413159
Current Fiscal Year End Date	--12-31

Condensed Consolidated Statements of Comprehensive Income (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011
Revenues:
Lease rental income	$ 91,791	$ 83,049	$ 179,679	$ 155,408
Management fees	7,293	7,615	14,094	15,299
Trading container sales proceeds	12,744	5,655	24,281	10,420
Gains on sale of containers, net	8,162	9,417	19,451	15,811
Total revenues	119,990	105,736	237,505	196,938
Operating expenses:
Direct container expense	6,104	4,315	12,164	8,273
Cost of trading containers sold	11,130	5,024	21,132	9,190
Depreciation expense	22,801	24,001	44,381	42,867
Amortization expense	1,299	1,574	2,605	3,332
General and administrative expense	5,822	6,043	11,545	12,241
Short-term incentive compensation expense	1,322	1,494	2,314	2,453
Long-term incentive compensation expense	1,524	1,372	3,678	3,108
Bad debt expense, net	743	408	2,461	544
Gain on sale of containers to noncontrolling interest		(19,773)		(19,773)
Total operating expenses	50,745	24,458	100,280	62,235
Income from operations	69,245	81,278	137,225	134,703
Other income (expense):
Interest expense	(18,531)	(9,011)	(33,250)	(16,534)
Interest income	35	7	63	14
Realized losses on interest rate swaps and caps, net	(2,529)	(2,765)	(5,079)	(5,407)
Unrealized gains (losses) on interest rate swaps and caps, net	1,025	(4,453)	2,073	(2,242)
Other, net	(1)	(79)	(2)	(130)
Net other expense	(20,001)	(16,301)	(36,195)	(24,299)
Income before income tax and noncontrolling interest	49,244	64,977	101,030	110,404
Income tax expense	(4,122)	(3,766)	(6,445)	(6,380)
Net income	45,122	61,211	94,585	104,024
Less: Net loss (income) attributable to the noncontrolling interest	687	(9,514)	1,134	(15,137)
Net income attributable to Textainer Group Holdings Limited common shareholders	45,809	51,697	95,719	88,887
Net income attributable to Textainer Group Holdings Limited common shareholders per share:
Basic	$ 0.92	$ 1.06	$ 1.93	$ 1.82
Diluted	$ 0.91	$ 1.03	$ 1.9	$ 1.78
Weighted average shares outstanding (in thousands):
Basic	49,543	48,899	49,484	48,780
Diluted	50,358	49,975	50,442	49,855
Other comprehensive income:
Foreign currency translation adjustments	(72)	38	5	120
Comprehensive income	45,050	61,249	94,590	104,144
Less: Comprehensive loss (income) attributable to the noncontrolling interest	687	(9,514)	1,134	(15,137)
Comprehensive income attributable to Textainer Group Holdings Limited common shareholders	$ 45,737	$ 51,735	$ 95,724	$ 89,007

Condensed Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011
Current assets:
Cash and cash equivalents	$ 82,152	$ 74,816
Accounts receivable, net of allowance for doubtful accounts of $8,751 and $7,840 in 2012 and 2011, respectively	88,689	86,428
Net investment in direct financing and sales-type leases	30,472	25,075
Trading containers	15,081	12,970
Containers held for sale	9,250	7,832
Prepaid expenses	17,945	10,243
Deferred taxes	2,441	2,443
Due from affiliates, net	14
Total current assets	246,044	219,807
Restricted cash	46,628	45,858
Containers, net of accumulated depreciation of $407,021 and $377,731 at 2012 and 2011, respectively	2,313,057	1,903,855
Net investment in direct financing and sales-type leases	106,888	85,121
Fixed assets, net of accumulated depreciation of $8,805 and $9,027 at 2012 and 2011, respectively	1,680	1,717
Intangible assets, net of accumulated amortization of $33,549 and $33,340 at 2012 and 2011, respectively	43,845	46,675
Other assets	15,912	7,171
Total assets	2,774,054	2,310,204
Current liabilities:
Accounts payable	3,116	2,616
Accrued expenses	12,033	18,491
Container contracts payable	232,221	25,510
Deferred revenue	2,558	6,245
Due to owners, net	14,195	15,812
Revolving credit facilities	123,500
Secured debt facility		41,035
Bonds payable	131,500	91,500
Total current liabilities	519,123	201,209
Revolving credit facilities	36,084	133,047
Secured debt facilities	642,000	779,383
Bonds payable	772,041	464,226
Deferred revenue	73	1,136
Interest rate swaps and caps	14,037	16,110
Income tax payable	27,363	22,729
Deferred taxes	6,672	7,438
Total liabilities	2,017,393	1,625,278
Textainer Group Holdings Limited shareholders' equity:
Common shares, $0.01 par value. Authorized 140,000,000 shares; issued and outstanding 49,567,852 and 48,951,114 at 2012 and 2011, respectively	496	490
Additional paid-in capital	165,114	154,460
Accumulated other comprehensive loss	(23)	(28)
Retained earnings	586,521	528,906
Total Textainer Group Holdings Limited shareholders' equity	752,108	683,828
Noncontrolling interest	4,553	1,098
Total equity	756,661	684,926
Total liabilities and equity	$ 2,774,054	$ 2,310,204

Condensed Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011
Accounts receivable, allowance for doubtful accounts	$ 8,751	$ 7,840
Containers, accumulated depreciation	407,021	377,731
Fixed assets, accumulated depreciation	8,805	9,027
Intangible assets, accumulated amortization	$ 33,549	$ 33,340
Common shares, par value	$ 0.01	$ 0.01
Common shares, Authorized	140,000,000	140,000,000
Common shares, issued	49,567,852	48,951,114
Common shares, outstanding	49,567,852	48,951,114

Condensed Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Cash flows from operating activities:
Net income	$ 94,585	$ 104,024
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation expense	44,381	42,867
Bad debt expense, net	2,461	544
Unrealized (gains) losses on interest rate swaps and caps, net	(2,073)	2,242
Amortization of debt issuance costs	6,370	3,679
Amortization of intangible assets	2,605	3,332
Amortization of acquired net below-market leases	(33)	(294)
Amortization of deferred revenue	(4,532)	(3,907)
Amortization of unearned income on direct financing and sales-type leases	(5,407)	(4,551)
Gains on sale of containers, net	(19,451)	(15,811)
Gain on sale of containers to noncontrolling interest		(19,773)
Share-based compensation expense	4,190	3,261
Changes in operating assets and liabilities	(14,571)	(19,619)
Total adjustments	13,940	(8,030)
Net cash provided by operating activities	108,525	95,994
Cash flows from investing activities:
Purchase of containers and fixed assets	(316,021)	(527,085)
Payment for Textainer Marine Containers Ltd. capital restructuring, net of cash acquired		(3,786)
Proceeds from sale of containers and fixed assets	47,563	35,410
Receipt of principal payments on direct financing and sales-type leases	18,157	14,973
Net cash used in investing activities	(250,301)	(480,488)
Cash flows from financing activities:
Proceeds from revolving credit facilities	150,530	137,000
Principal payments on revolving credit facilities	(123,993)	(40,000)
Proceeds from secured debt facilities	654,000	336,000
Principal payments on secured debt facilities	(832,697)	(353,803)
Proceeds from bonds payable	400,000	400,000
Principal payments on bonds payable	(52,418)	(25,750)
Increase in restricted cash	(770)	(20,907)
Debt issuance costs	(18,500)	(7,472)
Issuance of common shares upon exercise of share options	3,763	5,626
Excess tax benefit from share-based compensation awards	2,707	3,034
Capital contributions from noncontrolling interest	4,589
Dividends paid	(38,104)	(29,273)
Net cash provided by financing activities	149,107	404,455
Effect of exchange rate changes	5	120
Net increase in cash and cash equivalents	7,336	20,081
Cash and cash equivalents, beginning of the year	74,816	57,081
Cash and cash equivalents, end of period	82,152	77,162
Cash paid during the period for:
Interest and realized losses on interest rate swaps and caps, net	31,562	17,739
Net income taxes paid	254	99
Supplemental disclosures of noncash investing activities:
Increase in accrued container purchases	206,711	55,506
Containers placed in direct financing and sales-type leases	55,876	24,758
Intangible assets relinquished for container purchases	258	7,646
Contribution of nonmonetary assets for Textainer Marine Containers Ltd. capital restructuring:
Net investment in direct financing and sales-type leases		8,896
Containers, net		$ 124,153

Nature of Business	6 Months Ended
Jun. 30, 2012
Nature of Business
(1)	Nature of Business

Textainer Group Holdings Limited (“TGH”) is incorporated in Bermuda. TGH is the holding company of a group of corporations, consisting of TGH and its subsidiaries (collectively, the “Company”), involved in the purchase, management, leasing and resale of a fleet of marine cargo containers. The Company manages and provides administrative support to the affiliated and unaffiliated owners (the “Owners”) of the containers and structures and manages container leasing investment programs.

The Company conducts its business activities in three main areas: Container Ownership, Container Management and Container Resale (see Note 7 “Segment Information”).

Summary of Significant Accounting Policies	6 Months Ended
Jun. 30, 2012
Summary of Significant Accounting Policies
(2)	Summary of Significant Accounting Policies

(a)	Basis of Accounting

The Company utilizes the accrual method of accounting.

Certain information and footnote disclosure normally included in financial statements prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) have been condensed or omitted. The accompanying unaudited condensed consolidated interim financial statements should be read in conjunction with the audited consolidated financial statements and notes thereto included in the Company’s Annual Report on Form 20-F/A for the fiscal year ended December 31, 2011 filed with the Securities and Exchange Commission on June 27, 2012.

In the opinion of management, the accompanying unaudited condensed consolidated financial statements contain all adjustments (consisting of only normal and recurring adjustments) necessary to present fairly the Company’s consolidated financial position as of June 30, 2012, and the Company’s consolidated results of operations for the three and six months ended June 30, 2012 and 2011 and the consolidated cash flows for the six months ended June 30, 2012 and 2011. These condensed consolidated financial statements are not necessarily indicative of the results of operations or cash flows that may be reported for the remainder of the fiscal year ending December 31, 2012.

The condensed consolidated financial statements of the Company include TGH and all of its subsidiaries. All material intercompany balances have been eliminated in consolidation.

(b)	Principles of Consolidation and Variable Interest Entity

The condensed consolidated financial statements of the Company include TGH and all of its subsidiaries. All material intercompany balances have been eliminated in consolidation.

On August 5, 2011, a joint venture, TW Container Leasing, Ltd. (“TW”) (a Bermuda company), was formed between the Company’s wholly owned subsidiary, Textainer Limited (“TL”), and Wells Fargo Container Corp. (“WFC”). The purpose of TW is to lease containers to lessees under direct financing leases. TW is governed by members, credit and management agreements. Under the members agreement, TL owns 25% and WFC owns 75% of the common shares and related voting rights of TW and TW’s profits and losses are allocated to TL and WFC on the same basis as their ownership percentages. TL also has two seats and WFC has six seats on TW’s board of directors, with each seat having equal voting rights, provided, however, that the approval of at least one TL-appointed director is required for any action of the board of directors. Under a credit agreement, dated as of August 5, 2011, with certain lenders and Wells Fargo Securities, LLC (“WFS”), as administrative agent for the lenders, TW maintains a revolving credit facility with an aggregate commitment of up to $425,000 for the origination of direct financing leases to finance up to 85% of the book value of TW’s net investment in direct financing leases (see Note 6 “Revolving Credit Facilities, Bonds Payable and Secured Debt Facilities, and Derivative Instruments”). Both WFC and WFS are direct and indirect wholly owned subsidiaries of Wells Fargo and Company. The remaining cost of originating direct financing leases will be provided in the form of capital contributions from TL and WFC, split 25% and 75%, respectively. Under the management agreement, the Company’s wholly owned subsidiary, Textainer Equipment Management Limited (“TEML”), manages all of TW’s containers, making day-to-day decisions regarding the marketing, servicing and design of TW’s direct financing leases.

Based on the combined design and provisions of TW’s members, credit and management agreements, the Company has determined that TW is a Variable Interest Entity (“VIE”) and that the Company is the primary beneficiary of TW by virtue of its role as manager and its equity ownership in the entity. An entity is the primary beneficiary of a VIE if it meets both of the following criteria:

•	The power to direct the activities of a VIE that most significantly impact the VIE’s economic performance; and

•	The obligation to absorb losses of the VIE or the right to receive benefits from the VIE that could be potentially significant to the VIE.

Accordingly, the Company includes TW’s financial statements in its consolidated financial statements. The equity owned by WFC in TW is shown as a noncontrolling interest on the Company’s consolidated balance sheet and the net income (loss) attributable to its operations is included in net income (loss) attributable to noncontrolling interest on the Company’s consolidated statement of income.

(c)	Cash and Cash Equivalents and Restricted Cash

Cash and cash equivalents are comprised of interest-bearing deposits or money market securities with original maturities of three months or less. The Company maintains cash and cash equivalents and restricted cash (see Note 8 “Commitments and Contingencies—Restricted Cash”) with various financial institutions. These financial institutions are located in the United States, Canada, Bermuda, Singapore, the United Kingdom, the Netherlands and Malaysia. A significant portion of the Company’s cash and cash equivalents and restricted cash is maintained with a small number of banks and, accordingly, the Company is exposed to the credit risk of these counterparties in respect of the Company’s cash and cash equivalents and restricted cash. Furthermore, the deposits maintained at some of these financial institutions exceed the amount of insurance provided on the deposits. Restricted cash is excluded from cash and cash equivalents and is included in long-term assets.

(d)	Intangible Assets

Intangible assets, consisting primarily of exclusive rights to manage container fleets, are amortized over the expected life of the contracts based on forecasted income to the Company. The contract terms range from 11 to 13 years. The Company reviews its intangible assets for impairment if events and circumstances indicate that the carrying amount of the intangible assets may not be recoverable. The Company compares the carrying value of the intangible assets to expected future undiscounted cash flows for the purpose of assessing the recoverability of the recorded amounts. If the carrying amount exceeds expected undiscounted cash flows, the intangible assets are reduced to their fair value.

The changes in the carrying amount of intangible assets during the six months ended June 30, 2012 are as follows:

Balance as of December 31, 2011	$46,675
Amortization of step acquisition adjustment related to lease contracts (1)	33
Amortization expense	(2,605)
Reduction arising from the relinquishment of management rights from the purchase of containers	(258)

Balance as of June 30, 2012	$43,845

(1)	Represents amortization of a step acquisition adjustment related to TL’s purchase of 3,000 additional Class A shares of Textainer Marine Containers Limited (“TMCL”) on November 1, 2007. The adjustment was recorded to increase the balance of the lease contracts to an amount that equaled the fair market value of the lease contracts on the date of acquisition and the related amortization is included in lease rental income in the accompanying condensed consolidated statements of comprehensive income.

The following is a schedule, by year, of future amortization of intangible assets as of June 30, 2012:

Twelve months ending June 30:
2013	$5,465
2014	5,649
2015	5,684
2016	5,795
2017 and thereafter	21,252

Total future amortization of intangible assets	$43,845

(e)	Lease Rental Income

Lease rental income arises principally from the renting of containers owned by the Company to various international shipping lines. Revenue is recorded when earned according to the terms of the container rental contracts. These contracts are typically for terms of five years or less and are generally classified as operating leases.

Under long-term lease agreements, containers are usually leased from the Company for periods of three to five years. Such leases are generally cancelable with a penalty at the end of each 12-month period. Under master lease agreements, the lessee is not committed to leasing a minimum number of containers from the Company during the lease term and may generally return the containers to the Company at any time, subject to certain restrictions in the lease agreement. Under long-term lease and master lease agreements, revenue is earned and recognized evenly over the period that the equipment is on lease. Under direct finance and sales-type leases, a container is usually leased from the Company for the remainder of the container’s useful life with a bargain purchase option at the end of the lease term. Revenue is earned and recognized on direct finance leases over the lease terms so as to produce a constant periodic rate of return on the net investment in the leases. Under sales-type leases, a gain or loss is recognized at the inception of the leases by subtracting the book value of the containers from the estimated fair value of the containers and the remaining revenue is earned and recognized over the lease terms so as to produce a constant periodic rate of return on the net investment in the leases. Container leases generally do not include step-rent provisions or lease concessions, nor do they depend on indices or rates.

The Company maintains allowances for doubtful accounts for estimated losses resulting from the inability of its lessees to make required payments. These allowances are based on management’s current assessment of the financial condition of the Company’s lessees and their ability to make their required payments. If the financial condition of the Company’s lessees were to deteriorate, resulting in an impairment of their ability to make payments, additional allowances may be required.

(f)	Containers and Fixed Assets

Capitalized container costs include the container cost payable to the manufacturer and the associated transportation costs incurred in moving the containers from the manufacturer to the containers’ first destined port. Containers that are purchased new are depreciated using the straight-line method over their estimated useful lives of 12 years to an estimated dollar residual value. Containers purchased used are depreciated based upon their remaining useful lives at the date of acquisition to an estimated dollar residual value. The Company evaluates the estimated residual values and remaining estimated useful lives on an ongoing basis. The Company has experienced a significant increase in container resale prices over the last few years as a result of an industry-wide shortage of older containers available for sale and the increased cost of new containers. Based on this extended period of higher realized container resale prices and the Company’s expectation that new equipment prices will remain near current levels, the Company increased the estimated future residual values of its containers used in the calculation of depreciation expense on July 1, 2011. The effect of this change for the three and six months ended June 30, 2012 was a reduction in depreciation expense of $5,537 ($5,396 after tax or $0.11 per diluted share) and $7,277 ($7,092 after tax or $0.14 per diluted share), respectively. Depreciation expense may fluctuate in future periods based on fluctuations in these estimates.

Fixed assets are recorded at cost and depreciated on a straight-line basis over the estimated useful lives of the assets, ranging from three to seven years.

The Company reviews its containers and fixed assets for impairment whenever events or circumstances indicate that the carrying amount of such assets may not be recoverable. The Company compares the carrying value of the containers to the expected future undiscounted cash flows for the purpose of assessing the recoverability of the recorded amounts. If the carrying value exceeds expected future undiscounted cash flows, the assets are reduced to fair value. In addition, containers identified as being available for sale are valued at the lower of carrying value or fair value, less costs to sell.

(g)	Income Taxes

The Company uses the asset and liability method to account for income taxes. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in the tax rates is recognized in income in the period that includes the enactment date. A valuation allowance is recorded when the realization of a deferred tax asset is deemed to be unlikely.

The Company also accounts for income tax positions by recognizing the effect of income tax positions only if those positions are more likely than not of being sustained. Recognized income tax positions are measured at the largest amount that is greater than 50% likely of being realized. Changes in the recognition or measurement are reflected in the period in which the change in judgment occurs. If there are findings in future regulatory examinations of the Company’s tax returns, those findings may result in an adjustment to income tax expense.

The Company records interest and penalties related to unrecognized tax benefits in income tax expense.

(h)	Maintenance and Repair Expense and Damage Protection Plan

The Company’s leases generally require the lessee to pay for any damage to the container beyond normal wear and tear at the end of the lease term. The Company offers a Damage Protection Plan (“DPP”) to certain lessees of its containers. Under the terms of the DPP, the Company charges lessees an additional amount primarily on a daily basis and the lessees are no longer obligated for certain future repair costs for containers subject to the DPP. It is the Company’s policy to recognize these revenues as earned on a daily basis over the related term of its lease. The Company has not recognized revenue and related expense for customers who are billed at the end of the lease term under the DPP or for other lessees who do not participate in the DPP. Based on past history, there is uncertainty as to collectability of these amounts from lessees who are billed at the end of the lease term because the amounts due under the DPP are typically re-negotiated at the end of the lease term or the lease term is extended. The Company uses the direct expense method of accounting for maintenance and repairs.

(i)	Concentrations

Although substantially all of the Company’s revenue is derived from assets employed in foreign countries, substantially all of this revenue is denominated in U.S. dollars. The Company does pay some of its expenses in various foreign currencies. For the three months ended June 30, 2012 and 2011, $2,151 (or 37.2%) and $1,976 (or 50.6%), respectively, and for the six months ended June 30, 2012 and 2011, $4,369 (or 38.1%) and $2,931 (or 39.5%), respectively, of the Company’s direct container expenses were paid in foreign currencies. For the three and six months ended June 30, 2012, the Company’s direct container expenses were paid in 16 and 18 different foreign currencies, respectively, and for both the three and six months ended June 30, 2011, the Company’s direct container expenses were paid in 17 different foreign currencies. The Company does not hedge these container expenses as there are no significant payments made in any one foreign currency.

The Company’s customers are international shipping lines, which transport goods on international trade routes. Once the containers are on hire with a lessee, the Company does not track their location. The domicile of the lessee is not indicative of where the lessee is transporting the containers. The Company’s business risk in its foreign concentrations lies with the creditworthiness of the lessees rather than the geographic location of the containers or the domicile of the lessees. Except for lease rental income from one major lessee that amounted to 11.9% and 12.2% of the Company’s lease rental income for the three and six months ended June 30, 2012, respectively, and 12.0% and 11.8% of the Company’s lease rental income for the three and six months ended June 30, 2011, respectively, no other single lessee made up greater than 10% of the Company’s lease rental income for those periods. The same customer accounted for 19.1% and 20.6% of the Company’s accounts receivable, net as of June 30, 2012 and December 31, 2011, respectively.

(j)	Derivative Instruments

The Company has entered into various interest rate swap and cap agreements to mitigate its exposure associated with its variable rate debt. The swap agreements involve payments by the Company to counterparties at fixed rates in return for receipts based upon variable rates indexed to the London Inter Bank Offered Rate (“LIBOR”). The differentials between the fixed and variable rate payments under interest rate swap agreements are recognized in realized losses on interest rate swaps and caps, net in the condensed consolidated statements of comprehensive income.

As of the balance sheet dates, none of the derivative instruments are designated by the Company for hedge accounting. The fair value of the derivative instruments is measured at each balance sheet date and the change in fair value is recorded in the condensed consolidated statements of comprehensive income as unrealized gains (losses) on interest rate swaps and caps, net.

(k)	Share Options and Restricted Share Units

The Company estimates the fair value of all employee share options and restricted share units awarded under its 2007 Share Incentive Plan (the “2007 Plan”) on the grant date. The value of the portion of the award that is ultimately expected to vest is recognized as expense over the requisite service periods in the Company’s condensed consolidated statements of comprehensive income as part of long-term incentive compensation expense.

The Company uses the Black-Scholes-Merton option-pricing model as a method for determining the estimated fair value for employee share option awards. The Company uses the fair market value of the Company’s common shares on the grant date, discounted for estimated dividends that will not be received by the employees during the vesting period, for determining the estimated fair value for employee restricted share units. Compensation expense for employee share awards is recognized on a straight-line basis over the vesting period of the award.

(l)	Estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires the Company’s management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. The Company’s management evaluates its estimates on an ongoing basis, including those related to the container rental equipment, intangible assets, accounts receivable, income taxes, and accruals.

These estimates are based on historical experience and on various other assumptions that are believed to be reasonable under the circumstances, the results of which form the basis for making judgments regarding the carrying values of assets and liabilities. Actual results could differ from those estimates under different assumptions or conditions.

(m)	Net income attributable to Textainer Group Holdings Limited common shareholders per share

Basic net income per share is computed by dividing net income by the weighted average number of shares outstanding during the applicable period. Diluted net income per share reflects the potential dilution that could occur if all outstanding share options were exercised for, and all outstanding restricted share units were converted into, common shares. Share options for the three and six months ended June 30, 2012 of 322,603 and 323,577, respectively, were excluded from the computation of diluted net income per share because they were anti-dilutive under the treasury stock method. Share options for the three and six months ended June 30, 2011 of 151,897 and 152,293, respectively, were excluded from the computation of diluted net income per share because they were anti-dilutive under the treasury stock method. A reconciliation of the numerator and denominator of basic earnings per share (“EPS”) with that of diluted EPS is presented as follows:

All amounts in thousands, except Net income attributable to Textainer Group Holdings Limited common shareholders per common share

	Three Months Ended June 30,		Six Months Ended June 30,
	2012	2011	2012	2011
Numerator:
Net income attributable to Textainer Group Holdings Limited common shareholders - basic and diluted EPS	$45,809	$51,697	$95,719	$88,887
Denominator:
Weighted average common shares outstanding - basic	49,543	48,899	49,484	48,780
Dilutive share options and restricted share units	815	1,076	958	1,075

Weighted average common shares outstanding - diluted	50,358	49,975	50,442	49,855

Net income attributable to Textainer Group Holdings Limited common shareholders per common share
Basic	$0.92	$1.06	$1.93	$1.82
Diluted	$0.91	$1.03	$1.90	$1.78

(n)	Fair Value Measurements

The Company utilizes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The following is a brief description of those levels:

•	Level 1: Observable inputs such as quoted prices (unadjusted) in active markets for identical assets or liabilities.

•

Level 2: Inputs other than quoted prices that are observable for the asset or liability, either directly or indirectly. These include quoted prices for similar assets or liabilities in active markets and quoted prices for identical or similar assets or liabilities in markets that are not active.

•	Level 3: Unobservable inputs that reflect the reporting entity’s own assumptions.

The Company uses the exchange price notion, which is the price in an orderly transaction between market participants to sell an asset or transfer a liability in the market in which the reporting entity would transact for the asset or liability, that is, the principal or most advantageous market for the asset or liability. The transaction to sell the asset or transfer the liability is a hypothetical transaction at the measurement date, considered from the perspective of a market participant that holds the asset or owes the liability. Therefore, the definition focuses on the price that would be received to sell the asset or paid to transfer the liability (an exit price), not the price that would be paid to acquire the asset or received to assume the liability (an entry price).

The following table summarizes the Company’s assets and liabilities measured at fair value on a recurring basis as of June 30, 2012 and December 31, 2011:

	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
	(Level 1)	(Level 2)	(Level 3)
June 30, 2012
Liabilities
Interest rate swaps and caps	$—	$14,037	$—

Total	$—	$14,037	$—

December 31, 2011
Liabilities
Interest rate swaps and caps	$—	$16,110	$—

Total	$—	$16,110	$—

The following table summarizes the Company’s assets measured at fair value on a non-recurring basis as of June 30, 2012 and December 31, 2011:

	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
	(Level 1)	(Level 2)	(Level 3)
June 30, 2012
Assets
Containers held for sale (1)	$—	$231	$—

Total	$—	$231	$—

December 31, 2011
Assets
Containers held for sale (1)	$—	$173	$—

Total	$—	$173	$—

(1)    Represents the carrying value of containers included in containers held for sale in the condensed consolidated balance sheets that have been impaired to write down the value of the containers to their estimated fair value less cost to sell.

When the Company is required to write down the cost basis of its containers held for sale to fair value less cost to sell, the Company measures the fair value of its containers held for sale under a Level 2 input. The Company relies on its recent sales prices for identical or similar assets in markets that are active. The Company records impairments to write down the value of containers held for sale to their estimated fair value less cost to sell. The Company recorded impairments during the three months ended June 30, 2012 and 2011 of $214 and $427, respectively, and during the six months ended June 30, 2012 and 2011 of $328 and $785, respectively, as a part of depreciation expense to write down the value of containers identified for sale to their estimated fair value less cost to sell.

The Company measures the fair value of its $501,452 notional amount of interest rate swaps and caps using observable (Level 2) market inputs. The valuation also reflects the credit standing of the Company and the counterparties to the interest rate swaps and caps. The valuation technique utilized by the Company to calculate the fair value of the interest rate swaps and caps is the income approach. This approach represents the present value of future cash flows based upon current market expectations. The Company’s interest rate swap and cap agreements had a net fair value liability of $14,037 and $16,110 as of June 30, 2012 and December 31, 2011, respectively. The credit valuation adjustment (which was a reduction in the liability) was determined to be $103 and $134 as of June 30, 2012 and December 31, 2011, respectively. The change in fair value for the six months ended June 30, 2012 and 2011 of $2,073 and $(2,242), respectively, was recorded in the condensed consolidated statements of comprehensive income as unrealized gains (losses) on interest rate swaps and caps, net.

The Company calculates the fair value of its cash and cash equivalents and restricted cash using observable inputs such as quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1). The Company calculates the fair value of its net investment in direct financing leases and debt using unobservable inputs that reflect its own assumptions (Level 3) and includes this additional information in the notes to the consolidated financial statements when the fair value is different from the book value of those financial instruments. At June 30, 2012 and December 31, 2011, the fair value of the Company’s financial instruments approximates the related book value of such instruments except that, the fair value of net investment in direct financing and sales-type leases (including the short-term balance) was approximately $132,068 and $106,948 at June 30, 2012 and December 31, 2011, respectively, compared to a book value of $137,360 and $110,196 at June 30, 2012 and December 31, 2011, respectively, and the fair value of long-term debt (including current maturities) based on the borrowing rates available to the Company was approximately $1,720,210 and $1,483,150 at June 30, 2012 and December 31, 2011, respectively, compared to a book value of $1,705,125 and $1,509,191 at June 30, 2012 and December 31, 2011, respectively.

(o)	Recently Issued Accounting Pronouncements

In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2011-04 Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRS (“ASU 2011-04”), which amends current guidance to achieve common fair value measurement and disclosure requirements in U.S. GAAP and International Financial Reporting Standards. The amendments generally represent clarification of FASB Accounting Standards Codification Topic 820, but also include instances where a particular principle or requirement for measuring fair value or disclosing information about fair value measurements has changed. The amendments are effective for interim and annual reporting periods beginning after December 15, 2011. Accordingly, the Company adopted ASU 2011-04 on January 1, 2012, which had no effect on the Company’s consolidated financial position, results of operations or cash flows.

In June 2011, the FASB issued ASU 2011-05, Comprehensive Income (Topic 220): Presentation of Comprehensive Income (“ASU 2011-05”), which provides new guidance on the presentation of comprehensive income in financial statements. Entities are required to present total comprehensive income either in a single, continuous statement of comprehensive income or in two separate, but consecutive, statements. ASU 2011-05 is effective for interim and annual reporting periods beginning after December 15, 2011, with early adoption permitted. Accordingly, the Company adopted ASU 2011-05 on January 1, 2012.

Gain on Sale of Containers to Noncontrolling Interest	6 Months Ended
Jun. 30, 2012
Gain on Sale of Containers to Noncontrolling Interest
(3)	Gain on Sale of Containers to Noncontrolling Interest

On June 30, 2011, the Company’s primary asset owning subsidiary, TMCL, completed a capital restructuring, whereby TL became the sole owner of TMCL. Immediately before the capital restructuring, TL held an 82.49% economic ownership in TMCL and TCG Fund I, L.P. (“TCG”) held the remaining 17.51% economic ownership. TL’s total share ownership and voting interest in TMCL’s Class A common shares before and after the capital restructuring was 75% and 100%, respectively.

On June 30, 2011, TL purchased 1,500 (or 12.5%) Class A common shares of TMCL from TCG for cash consideration of $71,089. The Company accounted for this transaction as a reduction in the related noncontrolling interest and additional paid-in capital. To complete the capital restructuring, TMCL contributed 12.5% of its containers, net and investment in direct financing and sales-type leases to TCG and TCG paid $67,303 of principal on TMCL’s secured debt facility (equal to 12.5% of the balance of TMCL’s secured debt facility and bonds payable) in consideration for the remaining 1,500 (or 12.5%) Class A shares of TMCL held by TCG, which were immediately retired. The fair value of the containers, net and investment in direct financing and sales-type leases contributed was $124,153 and $8,896, respectively, compared to a book value of $104,345 and $8,931, respectively. The Company recorded a gain on sale of containers to noncontrolling interest of $19,773 on June 30, 2011 being the amount by which the fair value of its containers, net and net investment in direct financing and sales-type leases exceeded their book values. Simultaneously with the contribution of containers, net and net investment in direct financing and sales-type leases, TCG repaid $67,303 of TMCL’s secured debt facility. TL also paid an additional $7,997 of cash consideration to TCG during the three months ended September 30, 2011 as a final determination of the purchase price as determined under the contract for 12.5% of the book value of TMCL’s net assets excluding the book value of containers, net, net investment in direct financing and sales-type leases, secured debt facility and bonds payable as of June 30, 2011. As a result of this restructuring, TL acquired the noncontrolling interest in TMCL and additional paid-in capital was reduced by $35,013 at June 30, 2011.

Changes in the Company’s shareholders’ equity resulting from the changes in its ownership interest in TMCL for the six months ended June 30, 2012 and 2011 were as follows:

	2012	2011
Net income attributable to TGH common shareholders	$95,719	$88,887

Transfers to the noncontrolling interest:
Decrease in TGH’s additional paid-in capital for TMCL capital restructuring	—	(35,013)

Transfers to the noncontrolling interest	—	(35,013)

Change from net income attributable to TGH common shareholders and transfers to the noncontrolling interest	$95,719	$53,874

TL’s 100% ownership and voting interest in TMCL’s Class B common shares was not affected by the capital restructuring. In addition, voting matters related to commencing bankruptcy proceedings and amending related board and shareholder meeting requirements require the approval of a separate Class C common shareholder, which does not have any economic ownership interest in TMCL and was not affected by the capital restructuring. For U.S. federal income tax purposes, as a result of the capital restructuring described above, TMCL became a disregarded entity with respect to the Company. The Company has consolidated TMCL since the inception of the entity in 2001.

Transactions with Affiliates and Owners	6 Months Ended
Jun. 30, 2012
Transactions with Affiliates and Owners
(4)	Transactions with Affiliates and Owners

Amounts due from affiliates, net generally result from cash advances and the payment of affiliated companies’ administrative expenses by the Company on behalf of such affiliates. Balances are generally paid within 30 days.

Management fees, including acquisition fees and sales commissions for the three and six months ended June 30, 2012 and 2011 were as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2012	2011	2012	2011
Fees from affiliated owners	$1,576	$1,204	$3,024	$2,366
Fees from unaffiliated owners	5,224	5,931	10,083	11,973

Fees from owners	6,800	7,135	13,107	14,339
Other fees	493	480	987	960

Total management fees	$7,293	$7,615	$14,094	$15,299

Management fees, including acquisition fees and sales commissions for the three and six months ended June 30, 2012 and 2011 were as follows:

Due to owners, net represents lease rentals collected on behalf of and payable to Owners, net of direct expenses and management fees receivable. Due to owners, net at June 30, 2012 and December 31, 2011 consisted of the following:

	June 30,	December 31,
	2012	2011
Affiliated owners	$(184)	$919
Unaffiliated owners	14,379	14,893

Total due to owners, net	$14,195	$15,812

Direct Financing and Sales-type Leases	6 Months Ended
Jun. 30, 2012
Direct Financing and Sales-type Leases
(5)	Direct Financing and Sales-type Leases

The Company leases containers under direct financing and sales-type leases. The Company had 63,495 and 56,857 containers under direct financing and sales-type leases as of June 30, 2012 and December 31, 2011, respectively.

The components of the net investment in direct financing and sales-type leases, which are reported in the Company’s Container Ownership segment in the consolidated balance sheets as of June 30, 2012 and December 31, 2011 were as follows:

	June 30, 2012	December 31, 2011
Future minimum lease payments receivable	$156,186	$122,349
Residual value of containers on sales-type leases	9,144	11,032
Less unearned income	(27,970)	(23,185)

Net investment in direct financing and sales-type leases	$137,360	$110,196

Amounts due within one year	$30,472	$25,075
Amounts due beyond one year	106,888	85,121

Net investment in direct financing and sales-type leases	$137,360	$110,196

The Company maintains detailed credit records about its container lessees. The Company’s credit policy sets different maximum exposure limits for its container lessees. The Company uses various credit criteria to set maximum exposure limits rather than a standardized internal credit rating. Credit criteria used by the Company to set maximum exposure limits may include, but are not limited to, container lessee trade route, country, social and political climate, assessments of net worth, asset ownership, bank and trade credit references, credit bureau reports, including those from Dynamar B.V. and Lloyd’s Marine Intelligence Unit (common credit reporting agencies used in the maritime sector), operational history and financial strength. The Company monitors its container lessees’ performance and its lease exposures on an ongoing basis, and its credit management processes are aided by the long payment experience the Company has had with most of its container lessees and the Company’s broad network of long-standing relationships in the shipping industry that provide the Company current information about its container lessees.

If the aging of current billings for the Company’s direct financing and sales-type leases included in accounts receivable, net were applied to the related balances of the unbilled future minimum lease payments receivable component of the Company’s net investment in direct finance leases and sales-type leases as of June 30, 2012, the aging would be as follows:

1-30 days past due	$20,182
31-60 days past due	16,799
61-90 days past due	7,995
Greater than 90 days past due	1,804

Total past due	46,780
Current	109,406

Total future minimum lease payments receivable	$156,186

The Company maintains allowances, if necessary, for doubtful accounts and estimated losses resulting from the inability of its lessees to make required payments under direct financing and sales-type leases based on, but not limited to, each lessee’s payment history, management’s current assessment of each lessee’s financial condition and the adequacy of the fair value of containers that collateralize the leases compared to the book value of the related net investment in direct financing and sales-type leases. Management does not set an internal credit score or obtain an external credit score as part of estimating the allowance as of period end. The changes in the carrying amount of the allowance for doubtful accounts related to billed amounts under direct financing and sales-type leases and included in accounts receivable, net, during the six months ended June 30, 2012 are as follows:

Balance as of December 31, 2011	$—
Additions charged to expense	701
Write-offs	—

Balance as of June 30, 2012	$701

The following is a schedule by year of future minimum lease payments receivable under these direct financing and sales-type leases as of June 30, 2012:

Year ending June 30:
2013	$39,812
2014	35,503
2015	31,886
2016	25,314
2017 and thereafter	23,671

Total future minimum lease payments receivable	$156,186

Lease rental income includes income earned from direct financing and sales-type leases in the amount of $2,340 and $2,633 for the three months ended June 30, 2012 and 2011, respectively, and $5,097 and $4,540 for the six months ended June 30, 2012 and 2011.

Revolving Credit Facilities, Bonds Payable and Secured Debt Facilities, and Derivative Instruments	6 Months Ended
Jun. 30, 2012
Revolving Credit Facilities, Bonds Payable and Secured Debt Facilities, and Derivative Instruments
(6)	Revolving Credit Facilities, Bonds Payable and Secured Debt Facilities, and Derivative Instruments

The following represents the Company’s debt obligations as of June 30, 2012 and December 31, 2011:

	June 30, 2012	December 31, 2011
Revolving Credit Facilities, Bonds Payable and Secured Debt Facility
TL Revolving Credit Facility, weighted average variable interest at 1.39% and 1.53% at June 30, 2012 and December 31, 2011, respectively	$123,500	$125,000
TW Revolving Credit Facility, weighted average variable interest at 2.99% and 3.02% at June 30, 2012 and December 31, 2011, respectively	36,084	8,047
2005-1 Bonds, variable interest at 0.77% and 0.81% at June 30, 2012 and December 31, 2011, respectively	150,208	175,726
2011-1 Bonds, fixed interest at 4.70%	360,000	380,000
2012-1 Bonds, fixed interest at 4.21%	393,333	—
TMCL Secured debt Facility, weighted average interest 3.03% at December 31, 2011	—	820,418
TMCL II Secured Debt Facility, weighted average variable interest at 2.87% at June 30, 2012	642,000	—

Total debt obligations	$1,705,125	$1,509,191

Amount due within one year	$255,000	$132,535

Amounts due beyond one year	$1,450,125	$1,376,656

Revolving Credit Facilities

TL has a credit agreement with a group of banks that provides for a revolving credit facility with an aggregate commitment amount of up to $205,000 (which includes a $50,000 letter of credit facility) (the “TL Revolving Credit Facility”). The TL Revolving Credit Facility provides for payments of interest only during its term beginning on its inception date through April 22, 2013 when all borrowings are due in full. Interest on the outstanding amount due under the TL Revolving Credit Facility at June 30, 2012 was based either on the U.S. prime rate or one-month LIBOR plus a spread between 0.5% and 1.5%, which varies based on TGH’s leverage. Total outstanding principal under the TL Revolving Credit Facility was $123,500 and $125,000 as of June 30, 2012 and December 31, 2011, respectively. The Company had no outstanding letters of credit under the TL Revolving Credit Facility as of June 30, 2012 and December 31, 2011.

The TL Revolving Credit Facility is secured by the Company’s containers and under the terms of the TL Credit Facility, the total outstanding principal may not exceed the lesser of the commitment amount and a formula based on the Company’s net book value of containers and outstanding debt. The additional amount available for borrowing under the TL Revolving Credit Facility, as limited by the Company’s borrowing base, was $58,884 as of June 30, 2012.

TGH acts as a full and unconditional guarantor of the TL Revolving Credit Facility. The TL Revolving Credit Facility contains restrictive covenants, including limitations on certain liens, indebtedness and investments. In addition, the TL Revolving Credit Facility contains certain restrictive financial covenants on TGH’s tangible net worth, leverage, debt service coverage and on TL’s leverage and interest coverage. The TL Revolving Credit Facility does not restrict TGH’s ability to obtain funds from TL from dividends or loans. The Company was in compliance with all such covenants at June 30, 2012. There is a commitment fee of 0.20% to 0.30% on the unused portion of the TL Revolving Credit Facility, which varies based on the leverage of TGH and is payable in arrears. In addition, there is an agent’s fee, which is payable annually in advance.

TW is party to a credit agreement, dated as of August 5, 2011, with certain lenders and WFS, as administrative agent for the lenders, which provides for a revolving credit facility with an aggregate commitment amount of up to $425,000 (the “TW Revolving Credit Facility”). The TW Revolving Credit Facility provides for payment of interest, payable monthly in arrears, during its term beginning on its inception date through August 5, 2014. Interest on the outstanding amount due under the TW Revolving Credit Facility is based on one-month LIBOR plus 2.75% per annum. There is a commitment fee of 0.5% on the unused portion of the TW Revolving Credit Facility, which is payable monthly in arrears. In addition, there is an agent’s fee on the aggregate commitment amount of the TW Revolving Credit Facility, which is payable monthly in arrears. TW is required to make principal payments on a monthly basis to the extent that the outstanding amount due exceeds TW’s borrowing base. The aggregate loan principal balance is due on the maturity date, August 5, 2024. Total outstanding principal under the TW Revolving Credit Facility was $36,084 and $8,047 as of June 30, 2012 and December 31, 2011 respectively.

The TW Revolving Credit Facility is secured by TW’s containers and under the terms of the TW Revolving Credit Facility, the total outstanding principal may not exceed the lesser of the commitment amount and the borrowing base, a formula based on TW’s net book value of containers and restricted cash and direct financing and sales-type leases. The additional amount available for borrowing under the TW Revolving Credit Facility, as limited by TW’s borrowing base, was $0 as of both June 30, 2012 and December 31, 2011.

The TW Revolving Credit Facility is secured by a pledge of TW’s assets. TW’s total assets amounted to $43,062 as of June 30, 2012. The TW Revolving Credit Facility contains restrictive covenants, including limitations of TW’s finance lease default ratio, debt service coverage ratio, certain liens, indebtedness and investments. In addition, the TW Revolving Credit Facility contains certain restrictive financial covenants on TGH’s tangible net worth, leverage, debt service coverage, TGH’s container management subsidiary net income and debt levels, and TW’s overall Asset Base minimums, in which TW, TGH and TGH’s container management subsidiary were in full compliance at June 30, 2012.

Bonds Payable and Secured Debt Facility

In 2005, TMCL issued $580,000 in variable rate amortizing bonds (the “2005-1 Bonds”) to institutional investors. The $580,000 in 2005-1 Bonds represents fully amortizing notes payable on a straight-line basis over a scheduled payment term of 10 years, but not to exceed the maximum payment term of 15 years. Based on the outstanding principal amount at June 30, 2012 and under a 10-year amortization schedule, $51,500 in 2005-1 Bond principal will amortize per year. Under the terms of the 2005-1 Bonds, both principal and interest incurred are payable monthly. TMCL is permitted to make voluntary prepayments of all, or a portion of, the principal balance of the 2005-1 Bonds. Ultimate payment of the 2005-1 Bonds’ principal has been insured and the cost of this insurance coverage, which is equal to 0.275% on the outstanding principal balance of the 2005-1 Bonds, is recognized as incurred on a monthly basis. The interest rate for the outstanding principal balance of the 2005-1 Bonds equals one-month LIBOR plus 0.25%. The target final payment date and legal final payment date are May 15, 2015 and May 15, 2020, respectively.

In June 2011, TMCL issued $400,000 aggregate principal amount of Series 2011-1 Fixed Rate Asset Backed Notes (the “2011-1 Bonds”) to qualified institutional investors pursuant to Rule 144A under the Securities Act of 1933, as amended (the “Securities Act”) and to non-U.S. persons in accordance with Regulation S promulgated under the Securities Act. The $400,000 in 2011-1 Bonds represents fully amortizing notes payable on a straight-line basis over a scheduled payment term of 10 years, but not to exceed a maximum payment term of 15 years. Based on the outstanding principal amount at June 30, 2012 and under the 10-year amortization schedule, $40,000 in 2011-1 Bond principal will amortize per year. Under the terms of the 2011-1 Bonds, both principal and interest incurred are payable monthly. TMCL is not permitted to make voluntary prepayments of all, or a portion of, the principal balance of the 2011-1 Bonds prior to June 2013. The interest rate for the outstanding principal balance of the 2011-1 Bonds is fixed at 4.70% per annum. The final target payment date and legal final payment date are June 15, 2021 and June 15, 2026, respectively.

In April 2012, TMCL issued $400,000 aggregate principal amount of Series 2012-1 Fixed Rate Asset Backed Notes (the “2012-1 Bonds”) to qualified institutional investors pursuant to Rule 144A under the Securities Act of 1933, as amended (the “Securities Act”) and to non-U.S. persons in accordance with Regulation S promulgated under the Securities Act. The $400,000 in 2012-1 Bonds represents fully amortizing notes payable on a straight-line basis over a scheduled payment term of 10 years, but not to exceed a maximum payment term of 15 years. Based on the outstanding principal amount at June 30, 2012 and under the 10-year amortization schedule, $40,000 in 2012-1 Bond principal will amortize per year. Under the terms of the 2012-1 Bonds, both principal and interest incurred are payable monthly. TMCL is not permitted to make voluntary prepayments of all, or a portion of, the principal balance of the 2012-1 Bonds prior to May 2014. The interest rate for the outstanding principal balance of the 2012-1 Bonds is fixed at 4.21% per annum. The final target payment date and legal final payment date are April 15, 2022 and April 15, 2027, respectively. The 2012-1 Notes were used to repay certain outstanding indebtedness of TMCL, in particular a portion of the TMCL Secured Debt Facility, and for general corporate purposes. The 2012-1 Notes are secured by a pledge of TMCL’s assets.

At December 31, 2011, the Company’s primary ongoing container financing requirements were funded by revolving notes issued by TMCL (the “TMCL Secured Debt Facility”), which provided a total commitment in the amount of $850,000. The TMCL Secured Debt Facility provided for payments of interest only during the period from its inception through June 29, 2012 (the Conversion Date as defined in the Indenture governing the 2005-1 Bonds, the 2011-1 Bonds and the TMCL Secured Debt Facility), with a provision for the TMCL Secured Debt Facility to amortize over a 10-year period, but not to exceed the maximum term of a 15-year period, beginning on the Conversion Date. The interest rate on the TMCL Secured Debt Facility at December 31, 2011, payable monthly in arrears, was one-month LIBOR plus 2.75%. There was also a commitment fee on the unused portion of the TMCL Secured Debt Facility, payable in arrears, of 0.75% if total borrowings under the TMCL Secured Debt Facility equaled 50% or more of the total commitment or 1.00% if total borrowings were less than 50% of the total commitment.

In May 2012, Textainer Marine Containers II Limited (“TMCL II”), a new asset owning subsidiary wholly owned by TL, entered into a securitization facility (“TMCL II Secured Debt Facility”) that provides for an aggregate commitment amount of up to $1,200,000 and it acquired a portion of the containers owned by TMCL. TMCL used proceeds it received from TMCL II for the containers to terminate the TMCL Secured Debt Facility and $1,463 of unamortized debt issuance costs related to the TMCL Secured Debt Facility were recorded as interest expense. The additional amount available for borrowing under the TMCL II Secured Debt Facility, as limited by the Company’s borrowing base was $269 as of June 30, 2012. The TMCL II Secured Debt Facility provides for payments of interest only during the period from its inception until its Conversion Date (currently set at May 1, 2014), with a provision that if not renewed the TMCL II Secured Debt Facility will partially amortize over a five year period and then mature. The interest rate on the TMCL II Secured Debt Facility, payable monthly in arrears, is one-month LIBOR plus 2.625% during the revolving period prior to the Conversion Date. There is also a commitment fee of 0.75% on the unused portion of the TMCL II Secured Debt Facility, which is payable monthly in arrears. If the TMCL II Secured Debt Facility is not refinanced or renewed prior to the Conversion Date, the interest rate will increase to one-month LIBOR plus 3.625%.

Under the terms of the 2005-1 Bonds, 2011-1 Bonds, 2012-1 Bonds and TMCL II Secured Debt Facility, the total outstanding principal of these four programs may not exceed an amount (the “Asset Base”), which is calculated by a formula based on TMCL’s and TMCL II’s book value of equipment, restricted cash and direct financing and sales-type leases. The total obligations under the 2005-1 Bonds, 2011-1 Bonds, 2012-1 Bonds are secured by a pledge of TMCL’s assets. The total obligations under the TMCL II Secured Debt Facility are secured by a pledge of TMCL II’s assets. As of June 30, 2012, TMCL and TMCL II’s total assets amounted to $1,485,199 and $836,101, respectively. The 2005-1 Bonds, 2011-1 Bonds, 2012-Bonds and TMCL II Secured Debt Facility also contain restrictive covenants regarding the average age of TMCL’s and TMCL II’s container fleet, certain earnings ratios, ability to incur other obligations and to distribute earnings, TGH’s container management subsidiary net income and debt levels, and overall Asset Base minimums, for which TMCL, TMCL II and TGH’s container management subsidiary believe that they were in compliance at June 30, 2012.

On February 3, 2012, TMCL entered into a commitment letter (the “Commitment”) issued by a bank to provide an irrevocable letter of credit (“Letter of Credit”) with a maximum available commitment amount of $100,000 on the Conversion Date of the TMCL Secured Debt Facility if the facility was not refinanced or terminated on or prior to the Conversion Date. The purpose of the Commitment was to maintain TMCL’s current credit ratings on the 2005-1 Bonds, the 2011-1 Bonds and the TMCL Secured Debt Facility. The purpose of the Letter of Credit was to supplement the 2005-1 Bonds, the 2011-1 Bonds and the Secured Debt Facility by covering possible shortfalls in principal and interest payments under certain stress scenarios modeled by TMCL’s credit rating agencies. The interest rate on the Letter of Credit, payable monthly in arrears, would be one-month LIBOR plus 5.50% to 6.50% per annum for the five-year period following the Conversion Date and one-month LIBOR plus 11.50% per annum thereafter. There was also a commitment fee of $500, which was paid in full upon issuance of the Commitment on February 3, 2012, and an unused fee on the Commitment, payable in arrears, of 0.25% per annum, from February 3, 2012 through the Conversion Date and 0.625% per annum thereafter. The Commitment was terminated on May 1, 2012 and the Letter of Credit was never issued.

The following is a schedule by year, of future scheduled repayments, as of June 30, 2012:

	TL Revolving Credit Facility	TW Revolving Credit Facility	2005-1 Bonds	2011-1 Bonds	2012-1 Bonds	TMCL II Secured Debt Facility
Twelve months ending June 30:
2013	$123,500	$—	$51,500	$40,000	$40,000	$—
2014	—	—	51,500	40,000	40,000	5,350
2015	—	—	47,208	40,000	40,000	64,200
2016	—	—	—	40,000	40,000	64,200
2017 and thereafter	—	36,084	—	200,000	233,333	508,250

	$123,500	$36,084	$150,208	$360,000	$393,333	$642,000

The future repayments schedule for the TMCL II Secured Debt Facility is based on the assumption that the facility will not be extended on its Conversion Date and will then convert into a five-year fully amortizing note payable.

Derivative Instruments

The Company has entered into several interest rate cap and swap agreements with several banks to reduce the impact of changes in interest rates associated with its TL Revolving Credit Facility, TW Revolving Credit Facility, 2005-1 Bonds, TMCL Secured Debt Facility and TMCL II Secured Debt Facility. The following is a summary of the Company’s derivative instruments as of June 30, 2012:

Notional amount
Derivative instruments
Interest rate cap contracts with several banks with fixed rates between 3.21% and 5.63% per annum, non-amortizing notional amounts, with termination dates through November 2015	$75,180
Interest rate swap contracts with several banks, with fixed rates between 0.48% and 3.96% per annum, amortizing notional amounts, with termination dates through July 2017	501,452

Total notional amount as of June 30, 2012	$576,632

During July 2012, the Company entered into an interest rate cap contract with a bank, which caps the one-month LIBOR rate at 3.25% per annum, in a non-amortizing notional amount of $30,000 and a term from July 10, 2012 through July 1, 2013.

During July 2012, the Company entered into an interest rate cap contract with a bank with caps one-month LIBOR rate fixed at 3.25% per annum, in non-amortizing notional amount of $90,000 and a term from July 16, 2012 through September 17, 2012.

During July 2012, the Company entered into an interest rate cap contract with a bank, which caps the one-month LIBOR rate at 3.25% per annum, in a non-amortizing notional amount of $22,000 and a term from August 15, 2012 through August 15, 2013.

The Company’s interest rate swap and cap agreements had a fair value asset and liability of $14,037 and $16,110, respectively, as of June 30, 2012 and December 31, 2011, respectively, which are inclusive of counterparty risk. The primary external risk of the Company’s interest rate swap agreements is the counterparty credit exposure, as defined as the ability of a counterparty to perform its financial obligations under a derivative contract. The Company monitors its counterparties’ credit ratings on an on-going basis and believes that they were in compliance with the related derivative agreements at June 30, 2012. The Company does not have any master netting arrangements with its counterparties. The Company’s fair value assets and liabilities for its interest rate swap agreements are included in interest rate swaps in the accompanying condensed consolidated balance sheets. The change in fair value was recorded in the condensed consolidated statements of comprehensive income as unrealized gains (losses) on interest rate swaps, net.

Segment Information	6 Months Ended
Jun. 30, 2012
Segment Information
(7)	Segment Information

As described in Note 1 “Nature of Business”, the Company operates in three reportable segments: Container ownership, Container management and Container resale. The following tables show segment information for the three and six months ended June 30, 2012 and 2011, reconciled to the Company’s income before taxes as shown in its condensed consolidated statements of income:

Three Months Ended June 30, 2012	Container Ownership	Container Management	Container Resale	Other	Eliminations	Totals
Lease rental income	$91,497	$294	$—	$—	$—	$91,791
Management fees from external customers	—	6,100	1,193	—	—	7,293
Inter-segment management fees		12,290	1,880		(14,170)	—
Trading container sales proceeds	—	—	12,744	—	—	12,744
Gains on sale of containers, net	8,162	—	—	—	—	8,162

Total revenue	$99,659	$18,684	$15,817	$—	$(14,170)	$119,990

Depreciation expense	$23,685	$192	$—	$—	$(1,076)	$22,801

Interest expense	$18,531	$—	$—	$—	$—	$18,531

Unrealized gains on interest rate swaps and caps, net	$1,025	$—	$—	$—	$—	$1,025

Segment income before income taxes and noncontrolling interest	$39,573	$10,597	$3,598	$(982)	$(3,542)	$49,244

Total assets	$2,710,333	$100,793	$19,177	$4,185	$(60,434)	$2,774,054

Purchases of long-lived assets	$366,198	$219	$—	$—	$—	$366,417

Three Months Ended June 30, 2011	Container Ownership	Container Management	Container Resale	Other	Eliminations	Totals
Lease rental income	$82,798	$251	$—	$—	$—	$83,049
Management fees from external customers	—	6,287	1,328	—	—	7,615
Inter-segment management fees		11,325	1,448		(12,773)	—
Trading container sales proceeds	—	—	5,655	—	—	5,655
Gains on sale of containers, net	9,417	—	—	—	—	9,417

Total revenue	$92,215	$17,863	$8,431	$—	$(12,773)	$105,736

Depreciation expense	$24,553	$204	$—	$—	$(756)	$24,001

Interest expense	$9,011	$—	$—	$—	$—	$9,011

Unrealized losses on interest rate swaps and caps, net	$4,453	$—	$—	$—	$—	$4,453

Segment income before income taxes and noncontrolling interest	$57,587	$9,191	$2,305	$(852)	$(3,254)	$64,977

Total assets	$2,129,720	$109,836	$3,879	$2,437	$(42,850)	$2,203,022

Purchases of long-lived assets	$422,105	$309	$—	$—	$—	$422,414

Six Months Ended June 30, 2012	Container Ownership	Container Management	Container Resale	Other	Eliminations	Totals
Lease rental income	$179,222	$457	$—	$—	$—	$179,679
Management fees from external customers	—	11,869	2,225	—	—	14,094
Inter-segment management fees		22,711	3,715		(26,426)	—
Trading container sales proceeds	—	—	24,281	—	—	24,281
Gains on sale of containers, net	19,451	—	—	—	—	19,451

Total revenue	$198,673	$35,037	$30,221	$—	$(26,426)	$237,505

Depreciation expense	$46,080	$382	$—	$—	$(2,081)	$44,381

Interest expense	$33,250	$—	$—	$—	$—	$33,250

Unrealized gains on interest rate swaps and caps, net	$2,073	$—	$—	$—	$—	$2,073

Segment income before income taxes and noncontrolling interest	$83,257	$18,641	$6,949	$(2,158)	$(5,659)	$101,030

Total assets	$2,710,333	$100,793	$19,177	$4,185	$(60,434)	$2,774,054

Purchases of long-lived assets	$522,386	$346	$—	$—	$—	$522,732

Six Months Ended June 30, 2011	Container Ownership	Container Management	Container Resale	Other	Eliminations	Totals
Lease rental income	$154,852	$556	$—	$—	$—	$155,408
Management fees from external customers	—	12,675	2,624	—	—	15,299
Inter-segment management fees		21,697	2,607		(24,304)	—
Trading container sales proceeds	—	—	10,420	—	—	10,420
Gains on sale of containers, net	15,811	—	—	—	—	15,811

Total revenue	$170,663	$34,928	$15,651	$—	$(24,304)	$196,938

Depreciation expense	$43,902	$406	$—	$—	$(1,441)	$42,867

Interest expense	$16,534	$—	$—	$—	$—	$16,534

Unrealized losses on interest rate swaps and caps, net	$2,242	$—	$—	$—	$—	$2,242

Segment income before income taxes and noncontrolling interest	$97,390	$17,459	$4,167	$(1,778)	$(6,834)	$110,404

Total assets	$2,129,720	$109,836	$3,879	$2,437	$(42,850)	$2,203,022

Purchases of long-lived assets	$582,105	$486	$—	$—	$—	$582,591

General and administrative expenses are allocated to the reportable business segments based on direct overhead costs incurred by those segments. Amounts reported in the “Other” column represent activity unrelated to the active reportable business segments. Amounts reported in the “Eliminations” column represent inter-segment management fees between the Container management and Container resale segments and the Container ownership segment.

Geographic Segment Information

The Company’s container lessees use containers for their global trade utilizing many worldwide trade routes. The Company earns its revenue from international carriers when the containers are on hire. Substantially all of the Company’s leasing related revenue is denominated in U.S. dollars. As all of the Company’s containers are used internationally, where no one container is domiciled in one particular place for a prolonged period of time, all of the Company’s long-lived assets are considered to be international with no single country of use.

Commitments and Contingencies	6 Months Ended
Jun. 30, 2012
Commitments and Contingencies
(8)	Commitments and Contingencies

(a)	Restricted Cash

Restricted interest-bearing cash accounts were established by the Company as additional collateral for outstanding borrowings under the Company’s TW Revolving Credit Facility, 2005-1 Bonds, 2011-1 Bonds, 2012-1 Bonds, TMCL Secured Debt Facility and TMCL II Secured Debt Facility. The total balance of these restricted cash accounts was $46,628 and $45,858 as of June 30, 2012 and December 31, 2011, respectively.

(b)	Container Commitments

At June 30, 2012, the Company had placed orders with manufacturers for containers to be delivered subsequent to June 30, 2012 in the total amount of $182,460.

(c)	Trading Container Purchase Commitments

The Company entered into an agreement in November 2011 with a shipping line to purchase up to $18,730 of containers to be resold. The agreement expires at the earlier of November 2012 or when all of the equipment has been delivered and at June 30, 2012 $2,414 of containers remain to be delivered.

The Company entered into an agreement in May 2012 with a shipping line to purchase up to $18,126 of containers to be resold. The agreement expires at the earlier of May 2013 or when all of the equipment has been delivered and at June 30, 2012 $2,899 of containers remain to be delivered.

Share Option and Restricted Share Unit Plan	6 Months Ended
Jun. 30, 2012
Share Option and Restricted Share Unit Plan
(9)	Share Option and Restricted Share Unit Plan

As of June 30, 2012, the Company maintained one active share option and restricted share unit plan, the 2007 Plan. The 2007 Plan provides for the grant of share options, restricted shares, restricted share units, share appreciation rights and dividend equivalent rights. The 2007 Plan provides for grants of incentive share options only to the Company’s employees or employees of any parent or subsidiary of TGH. Awards other than incentive share options may be granted to the Company’s employees, directors and consultants or the employees, directors and consultants of any parent or subsidiary of TGH. Under the 2007 Plan, which was approved by the Company’s shareholders on September 4, 2007, a maximum of 3,808,371 share awards may be granted under the plan. On February 23, 2010, TGH’s board of directors approved an increase in the number of shares available for future issuance by 1,468,500, which was approved by TGH’s shareholders at the annual meeting of shareholders on May 19, 2010. At June 30, 2012, 1,463,590 shares were available for future issuance under the 2007 Plan.

Share options are granted at exercise prices equal to the fair market value of the shares on the grant date. Each employee’s options vest in increments of 25% per year beginning approximately one year after an option’s grant date. Unless terminated pursuant to certain provisions within the share option plans, including discontinuance of employment with the Company, all unexercised options expire ten years from the date of grant.

Beginning approximately one year after a restricted share unit’s grant date for each restricted share unit granted in 2007, 2008 and 2009, each employee’s restricted share units vest in increments of 15% per year for the first two years, 20% for the third year and 25% per year for the fourth and fifth year. Beginning approximately one year after a restricted share unit’s grant date for each restricted share unit granted in 2010 and thereafter, each employee’s restricted share units vest in increments of 25% per year. Restricted share units granted to directors fully vest one year after their grant date.

Share-based compensation expense for the three months ended June 30, 2012 and 2011 of $1,680 and $1,419, respectively, and for the six months ended June 30, 2012 and 2011 of $4,190 and $3,261, respectively, was recorded as a part of long-term incentive compensation expense in the condensed consolidated statements of comprehensive income for share options and restricted share units awarded to employees under the 2007 Plan.

The following is a summary of activity in the Company’s 2007 Plan for the six months ended June 30, 2012:

	Share options (common share equivalents)	Weighted average exercise price
Balances, December 31, 2011	1,069,045	$18.86
Options granted during the period	10,000	$31.34
Options exercised during the period	(240,948)	$15.62
Options forfeited during the period	(2,675)	$22.63

Balances, June 30, 2012	835,422	$19.93

Options exercisable at June 30, 2012	378,117	$16.07

Options vested and expected to vest at June 30, 2012	829,481	$19.89

	Restricted share units	Weighted average grant date fair value
Balances, December 31, 2011	1,178,612	$15.95
Share units granted during the period	20,413	$30.58
Share units vested during the period	(375,531)	$14.38
Share units forfeited during the period	(4,445)	$—

Balances, June 30, 2012	819,049	$17.03

Share units outstanding and expected to vest at June 30, 2012	811,503	$17.18

As of June 30, 2012, $12,492 of total compensation cost related to non-vested share option and restricted share unit awards not yet recognized is expected to be recognized over a weighted average period of 2.2 years. The aggregate intrinsic value of all options exercisable and outstanding, which represents the total pre-tax intrinsic value, based on the Company’s closing common share price of $36.90 per share as of June 30, 2012 was $7,878. The aggregate intrinsic value is calculated as the difference between the exercise prices of the Company’s share options that were in-the-money and the market value of the common shares that would have been issued if those share options were exercised as of June 30, 2012. The aggregate intrinsic value of all options exercised during the six months ended June 30, 2012, based on the closing share price on the date each option was $3,762.

The following table summarizes information about share options exercisable and outstanding at June 30, 2012:

	Share options exercisable		Share options outstanding
	Number of shares (in thousands)	Weighted average exercise price	Number of shares (in thousands)	Weighted average exercise price
Range of per-share exercise prices:
$7.10	60,571	$7.10	119,716	$7.10
$16.50	240,298	16.50	240,298	16.50
$16.97	44,555	16.97	148,387	16.97
$28.26	32,693	28.26	145,465	28.26
$28.54	—	—	171,556	28.54
$31.34	—	—	10,000	31.34

	378,117	$16.07	835,422	$19.93

The weighted average contractual life of share options exercisable and share options outstanding as of June 30, 2012 was 6.0 years and 7.3 years, respectively.

Subsequent Events	6 Months Ended
Jun. 30, 2012
Subsequent Events
(10)	Subsequent Events

Dividend

On August 3, 2012, TGH’s board of directors approved and declared a quarterly cash dividend of $0.42 per share on TGH’s issued and outstanding common shares, payable on August 28, 2012 to shareholders of record as of August 17, 2012.

Other Subsequent Events

See Note 6 “Revolving Credit Facilities, Bonds Payable and Secured Debt Facility, and Derivative Instruments” for other subsequent events.